Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 19, 2016
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Dec. 19, 2016
Document Effective Date	Dec. 19, 2016
Prospectus Date	Feb. 01, 2016
Gotham Absolute Return Fund | Institutional Class
Prospectus:
Trading Symbol	GARIX
Gotham Enhanced Return Fund | Institutional Class
Prospectus:
Trading Symbol	GENIX
Gotham Neutral Fund | Institutional Class
Prospectus:
Trading Symbol	GONIX